Equity – Share-Based Compensation and Share-Based Payment Reserve - Schedule of Changes in Stock Options (Details)	12 Months Ended
	Dec. 31, 2024 $ / shares shares		Dec. 31, 2024 $ / shares $ / shares shares		Dec. 31, 2023 $ / shares shares		Dec. 31, 2022 $ / shares shares
Schedule of Changes in Stock Options [Abstract]
Number of options outstanding, Beginning balance (in Shares) | shares	278,920,379		278,920,379		29,615,379		31,231,701
Weighted average exercise price (AUD$), Beginning balance			$ 0.02		$ 0.09		$ 0.1
Number of options outstanding, Granted					255,850,000	[1]	7,503,678	[2]
Weighted average exercise price (AUD$), Granted					$ 0.01	[1]	$ 0.05	[2]
Number of options outstanding, Expired	(900,000)	[3]	(900,000)	[3]	(3,020,000)	[4]	(3,350,000)	[5]
Weighted average exercise price (AUD$), Expired | (per share)	$ 0.05	[3]	$ 0.07	[3]	$ 0.12	[4]	$ 0.18	[5]
Weighted average exercise price, Expired (in Dollars per share) | (per share)	$ 0.05	[3]	$ 0.07	[3]	$ 0.12	[4]	$ 0.18	[5]
Number of options outstanding, Forfeited	(5,375,000)	[3]	(5,375,000)	[3]	(3,525,000)	[6]	(5,770,000)	[7]
Weighted average exercise price (AUD$), Forfeited | (per share)	$ 0.01	[3]	$ 0.02	[3]	$ 0.03	[6]	$ 0.08	[7]
Weighted average exercise price, Forfeited (in Dollars per share) | (per share)	$ 0.01	[3]	$ 0.02	[3]	$ 0.03	[6]	$ 0.08	[7]
Number of options outstanding, Ending balance (in Shares) | shares	272,645,379		272,645,379		278,920,379		29,615,379
Weighted average exercise price (AUD$), Ending balance			$ 0.01		$ 0.02		$ 0.09
Balance at ending, excerceise price, Ending balance (in Dollars per share)	$ 0.01		$ 0.01

[1]	During the year ended December 31, 2023:
[2]	On April 13, 2022, the Company issued 7,503,678 options to employees and consultant of the Company. 1,380,000 options are fully vested at date of grant, 573,678 options are vested after 18 months, 2,000,000 options are vested after 3 years, and 3,550,000 options are vested after 4 years.
[3]	During the year ended December 31, 2024, 900,000 options with a fair value of $26,432 expired and the Company recorded a charge to the share-based payment reserve with a corresponding credit to accumulated deficit.
[4]	During the year ended December 31, 2023, 3,020,000 options with a fair value of $148,007 expired and the Company recorded a charge to the share-based payment reserve with a corresponding credit to accumulated deficit.
[5]	During the year ended December 31, 2022, 3,350,000 options with a fair value of $226,271 expired and the Company recorded a charge to the share-based payment reserve with a corresponding credit to accumulated deficit.
[6]	During the year ended December 31, 2023, 3,525,000 options were forfeited with a total fair value of $20,291 and the Company recorded a charge to the share-based payment reserve with a corresponding credit to accumulated deficit.
[7]	During the year ended December 31, 2022, 5,770,000 options were forfeited with a total fair value of $69,004 and the Company recorded a charge to the share-based payment reserve with a corresponding credit to accumulated deficit.